Revenue (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of information about receivables, contract assets, and deferred revenue (contract liabilities) from contracts with customers

The following table provides information about receivables, contract assets, and deferred revenue (contract liabilities) from contracts with customers:

	December 31 2018	January 1 2018
	$	$

Receivables
Trade receivables and holdbacks	821.9	816.1
Unbilled receivables	384.6	315.6
Contract assets	59.7	69.2
Deferred revenue	(174.4)	(196.4)

Total Consulting Services	1,091.8	1,004.5

Significant Increases (Decreases) in Contract Assets and Deferred Revenue

		For the year ended December 31, 2018
		Contract Assets	Deferred Revenue
	Note	$	$

Acquisitions		0.7	7.2
Discontinued operations and disposition of subsidiaries	8	(15.3)	(59.3)